Offerings	Jan. 05, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Notes due 2028
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430.00
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Senior Notes due 2028
Maximum Aggregate Offering Price	$ 899,397,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 124,206.73
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Senior Notes due 2031
Maximum Aggregate Offering Price	$ 748,725,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,398.92
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Senior Notes due 2066
Maximum Aggregate Offering Price	$ 787,504,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 108,754.30